COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 9: - COMMITMENTS AND CONTINGENT LIABILITIES

a.	Restricted cash:

As of December 31, 2012 and December 31, 2011, restricted cash was primarily attributed to a bank guarantee to the landlord of the Israeli property.

b.	The facilities of the Company are rented under operating leases. Aggregate minimum rental commitments under the non-cancelable rent agreements as of December 31, 2012, are as follows:

2013	$375
2014	343
2015	343
2016	342
2017 and thereafter	560

Total	$1,963

Total rent expenses for the years ended December 31, 2012, 2011 and 2010 were $531, $630 and $565, respectively.

c.	The Company leases its motor vehicles under cancelable operating lease agreements. The minimum payment under these operating leases, upon cancellation of these lease agreements was $7 as of December 31, 2012.

Lease expenses for motor vehicles for the years ended December 31, 2012, 2011 and 2010, were $53, $152 and $139, respectively.

d.	As of December 31, 2012 and 2011, the Company provided a bank guarantee for the fulfillment of its lease commitments in the amount of approximately $163 and $140, respectively.

e.	In May 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for diagnostic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement will be approximately $960, of which $680 will be paid after December 31, 2012. During the years ended December, 31, 2012, 2011 and 2010, the Company paid fees in the amount of $47, $47 and $47, respectively, to the third party. The Company recorded the payments as research and development expenses.

f.	In June 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company licensed from this third party the rights to its proprietary microRNAs for diagnostic purposes. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenue from any sublicense. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $514, of which $395 will be paid after December 31, 2012. During the years ended December 31, 2012, 2011 and 2010, the Company paid fees in the amount of $34, $39 and $27, respectively, to the third party. The Company recorded the payments as research and development expenses.

g.	In August 2006, the Company signed a royalty-bearing, exclusive, worldwide license agreement with a third party. Under this agreement, the Company has exclusively licensed from this third party the rights to its proprietary microRNAs for all fields and applications including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay minimum annual royalties, royalties based on net sales and a percentage of the Company's revenues from any sublicense. This agreement was amended and restated in August 2011 and is now on a non-exclusive basis. For the amendment, the Company paid an amendment fee. The Company estimates that until 2032 the aggregate minimum royalties over the term of this agreement should be approximately $320, of which $200 will be paid after December 31, 2012. During the years ended December 31, 2012, 2011 and 2010, the Company paid fees in the amount of $5, $12 and $59, respectively to the third party. The Company recorded the payments as research and development expenses.

h.	In December 2006, the Company signed a royalty-bearing, non-exclusive, worldwide license agreement with a third party. Under this agreement the Company licensed from the third party its proprietary microRNAs for research purposes. In consideration for this license the Company will pay an initiation fee and will be required to pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicenses. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $316, of which $198 will be paid after December 31, 2012. During the years ended December 31, 2012, 2011 and 2010, the Company paid fees in the amount of $17, $21 and $22, respectively under this agreement. The Company recorded the payments as research and development expenses.

i.	In May 2007, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company has licensed from this third party the rights to its proprietary microRNAs for therapeutic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, payments based on milestones and royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate maintenance fees over the term of this agreement should be approximately $690, of which $510 will be paid after December 31, 2012. During the years ended December 31, 2012, 2011 and 2010, the Company paid fees in the amount of $35, $35 and $35, respectively, to the third party. The Company recorded the payments as research and development expenses.

j.	In January 2008, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for research purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $440, of which $340 will be paid after December 31, 2012. During the years ended December, 31, 2012, 2011 and 2010, the Company paid fees in the amount of $24, $24 and $24, respectively, to the third party. During the year ended December, 31, 2008, the Company paid initiation fees in the amount of $40, to the third party. The Company recorded the payments as research and development expenses.

k.	In June 2011 the Company entered into an agreement with PACE claims services, LLC, a wholly owned subsidiary of Navigant Inc. ("PACE"), according to which, PACE will provide the Company exclusive educational and marketing services to defendants involved in lawsuits relating to malignant pleural mesothelioma and asbestos exposure, provided the exclusivity does not apply to the Company's marketing efforts and to any marketing efforts of the Company's distributors offering the Company's tests outside of the United States of America. According to this agreement, PACE will be entitled to certain remuneration derived from actual sales to defendants in these lawsuits.

l.	Rimonim Consortium:

In January 2011, the Company joined the Rimonim Consortium, which is supported by the Office of the Chief Scientist of Israel's Ministry of Industry, Trade and Labor, of the State of Israel (the "OCS"). The purpose of the consortium is to develop RNA interference-based therapeutics. As a member of this consortium, the Company is entitled to certain grants to support its research and development activities. Under the terms applicable to members of the consortium, so long as the Company continues to meet the criteria for receiving these grants, which criteria include the payment by the Company of part of the expenses for the activities funded by the grants and the timely delivery to OCS of written reports regarding those activities, then the Company is not required to repay the grants. If the Company ceases to meet these and other criteria, then the grant amounts for the year in which the Company ceased to meet the criteria become immediately due and payable to OCS. As of December 31, 2012 the Company received total grants of $165 from the OCS for its development within the consortium and continued to meet the criteria to receive grants such that the Company was not then obligated to repay those funds.